SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION	SEGMENT AND GEOGRAPHICAL INFORMATION
We determine operating segments based on how our chief operating decision maker (“CODM”) manages the business, including making operating decisions, deciding how to allocate resources and evaluating operating performance. Our CODM is our Chief Executive Officer who reviews our operating results on a consolidated basis. We operate in a single operating segment and a single reportable segment based on the operating results available that is also reported on the Consolidated Statements of Operations and evaluated regularly by our CODM to make decisions about resource allocation and assess performance. Significant segment expenses are the same as these presented under the operating costs and expenses in the Consolidated Statements of Operations. The following table summarizes the allocation of net revenue based on geography:

	Fiscal Year
(In thousands)	2024	2023	2022
United States(1)	$320,626	$645,112	$427,111
Italy	60,943	139,506	126,195
Rest of world(2)	127,479	338,492	506,807
Total revenue	$509,048	$1,123,110	$1,060,113
(1)During fiscal years 2024, 2023 and 2022, we had sales of $31.4 million, $206.0 million and $283.3 million, respectively, to SunPower representing the sale of solar modules to SunPower. The pricing term is based on the governing supply agreement with SunPower for the respective period.
(2)Revenue included under “Rest of the world” comprise of countries that are individually less than 10% for the periods presented.
Revenues are attributed primarily based on the destination of the shipments.
The following table summarizes the allocation of net property, plant, and equipment based on geography:

	As of
(In thousands)	December 31, 2024	December 31, 2023
Malaysia	$61,145	$133,119
Mexico	1,933	72,572
Philippines	—	59,485
Europe	—	30
Singapore	4,284	11,857
United States	5,455	2,905
Rest of world	41	57
Property, plant, and equipment, net, by geography	$72,858	$280,025
Long-lived assets are attributed based upon the country in which the asset is located or owned.